Long-term Debt - Term Loan A (Details) - Restated Credit Agreement - Term Loan A $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($) period
Debt covenants
Interest rate in effect at end of period (as a percent)	3.75%
ABR Loans | Alternate Base Rate | Minimum
Debt covenants
Basis spread on variable rate (as a percent)	1.25%
ABR Loans | Alternate Base Rate | Maximum
Debt covenants
Basis spread on variable rate (as a percent)	2.00%
ABR Loans | LIBOR
Debt covenants
Basis spread on variable rate (as a percent)	1.00%
ABR Loans | New York Federal Reserve Bank Rate
Debt covenants
Basis spread on variable rate (as a percent)	0.50%
LIBOR Loans
Debt covenants
Frequency of interest payments, option one	1 month
Frequency of interest payments, option two	2 months
Frequency of interest payments, option three	3 months
Frequency of interest payments, option four	6 months
Interest payable, threshold period	3 months
LIBOR Loans | LIBOR | Minimum
Debt covenants
Basis spread on variable rate (as a percent)	2.25%
LIBOR Loans | LIBOR | Maximum
Debt covenants
Basis spread on variable rate (as a percent)	3.00%
2016
Debt covenants
Frequency of payment	quarterly
Principal payment	$ 3,125
2017 and 2018
Debt covenants
Frequency of payment	quarter
Principal payment	$ 3,125
2019
Debt covenants
Frequency of payment	quarter
Principal payment	$ 4,688
2020
Debt covenants
Frequency of payment	quarter
Principal payment	$ 6,250
2021
Debt covenants
Frequency of payment	quarter
Principal payment	$ 9,375
Number of quarters in redemption period | period	2